Financial liabilities at fair value through profit or loss - Summary of designated as at fair value through profit or loss by type (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Designated at fair value through profit or loss	€ 50,883	€ 41,808
Funds entrusted
Disclosure of fair value measurement of liabilities [line items]
Designated at fair value through profit or loss	44,263	35,513
Subordinated liabilities
Disclosure of fair value measurement of liabilities [line items]
Designated at fair value through profit or loss	82	230
Debt securities
Disclosure of fair value measurement of liabilities [line items]
Designated at fair value through profit or loss	€ 6,537	€ 6,065